RECEIVED
MAR 28 2003
OFFICE OF THE SECRETARY

13FCON P/11/14/03 A

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

CONFIDENTIAL TREATMENT REQUESTED

CONFIDENTIAL TREATMENT EXPIRED

03043785

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number: 1
This Amendment (check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Deephaven Capital Management LLC
Address: 130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jim Korn
Title: Chief Legal Officer
Phone: (952) 249-5538

PROCESSED
FEB 04 2004
THOMSON FINANCIAL

Signature, Place, and Date of Signing:

Jim Korn Minnetonka, Minnesota 3/27/03

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total:	290,364 (thousands)
List of Other Included Managers:	N/A

NFIDENTIAL TREATMENT REQUESTED

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x $1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INV. DISC.	OTHER MGRS	SOLE	SHARED	NONE
ACTV INC	COM	00088E104	$204	279,164	SH		SOLE	NONE	279,164		
AMERICAN FINANCIAL HOLDINGS	COM	026075101	$16,905	555,900	SH		SOLE	NONE	555,900		
AMERICAN WATER WORKS INC	COM	030411102	$8,039	180,000	SH		SOLE	NONE	180,000		
AT& T CORP	COM	001957109	$34,411	2,865,200	SH		SOLE	NONE	2,865,200		
AT&T CANADA INC	DEPS RCPT CL B	00207Q202	$1,142	35,600	PRN		SOLE	NONE			35,600
CITIGROUP	CALL	172967901	$210	1,500		CALL	SOLE	NONE	1,500		
COMCAST CORP	CL A	200300101	$324	15,200	SH		SOLE	NONE	15,200		
COMCAST CORP	CL A	200300101	$16,576	777,100	SH		SOLE	NONE	777,100		
COR THERAPEUTICS	NOTE 4.5% 6/1	217753AG7	$2,128	2,000,000	PRN		SOLE	NONE			2,000,000
COR THERAPEUTICS	NOTE 5% 3/0	217753AD4	$7,455	7,000,000	PRN		SOLE	NONE			7,000,000
DOLE FOOD COMPANY	COM	256605106	$1,452	50,000	SH		SOLE	NONE	50,000		
DRESS BARN INC	COM	261570105	$934	60,000	SH		SOLE	NONE	60,000		
DREYER'S GRAND ICE CREAM INC	COM	261878102	$2,445	35,000	SH		SOLE	NONE	35,000		
ECHO BAY MINES LTD	COM	278751102	$89	79,100	SH		SOLE	NONE	79,100		
ECHO BAY MINES LTD	COM	278751102	$210	187,500	SH		SOLE	NONE	187,500		
EXPEDIA INC	CL A	302125109	$1,083	20,980	SH		SOLE	NONE	20,980		
FEI COMPANY	COM	30241L109	$160	11,075	SH		SOLE	NONE	11,075		
GENERAL MOTORS	CLASS H NEW	370442832	$275	30,000	SH		SOLE	NONE	30,000		
HERSHEY FOODS CORP	COM	427866108	$11,790	190,000	SH		SOLE	NONE	190,000		
HERSHEY FOODS	CALL	427866908	$931	700		CALL	SOLE	NONE	700		
HERSHEY FOODS	CALL	427866908	$655	500		CALL	SOLE	NONE	500		
HISPANIC BROADCASTING CORP.	CL A	43357B104	$14,629	784,374	SH		SOLE	NONE	784,374		
HOLLYWOOD CASINO CORP	CL A	436132203	$1,206	99,800	SH		SOLE	NONE	99,800		
HOTELS COM	COM	44147T108	$172	3,400	SH		SOLE	NONE	3,400		
NASDAQ-100 SHARES	UNIT SER 1	631100104	$208	10,000	SH		SOLE	NONE	10,000		
NASDAQ-100 SHARES	UNIT SER 1	631100104	$1,405	67,700	SH		SOLE	NONE	67,700		
NORTHRUP GRUMMAN	CALL	666807902	$286	171		CALL	SOLE	NONE	171		
NORTHRUP GRUMMAN	PUT	666807952	$282	1,150		PUT	SOLE	NONE	1,150		
NOVELLUS SYSTEMS INC.	COM	670008101	$549	26,360	SH		SOLE	NONE	26,360		
P & O PRINCESS CRUISES	ADR	693070104	$710	25,000	SH		SOLE	NONE	25,000		
PAYPAL INC	COM	704508100	$1,177	56,300	SH		SOLE	NONE	56,300		
PENNZOIL-QUAKER STATE CO	COM	709323109	$6,591	300,000	SH		SOLE	NONE	300,000		
PFIZER INC	COM	717081103	$2,827	97,400	SH		SOLE	NONE	97,400		
PHARMACIA CORPORATION	COM	71713U102	$4,320	111,100	SH		SOLE	NONE	111,100		
PHARMACIA CORPORATION	COM	71713U102	$46,174	1,187,600	SH		SOLE	NONE	1,187,600		
PHARMACIA	PUT	71713U952	$780	1,000		PUT	SOLE	NONE	1,000		
PHARMACIA	PUT	71713U952	$2,280	3,000		PUT	SOLE	NONE	3,000		
PHARMACIA	PUT	71713U952	$3,219	3,285		PUT	SOLE	NONE	3,285		
PURE RESOURCES INC	COM	74622E102	$5,089	227,200	SH		SOLE	NONE	227,200		
RELIANT ENERGY INC	COM	75952J108	$4,004	400,000	SH		SOLE	NONE	400,000		
RELIANT RESOURCES INC	COM	75952B105	$87	49,835	SH		SOLE	NONE	49,835		
SPDR TR	UNIT SER 1	78462F103	$573	7,000	SH		SOLE	NONE	7,000		
SPDR TR	UNIT SER 1	78462F103	$859	10,500	SH		SOLE	NONE	10,500		
SPECTRIAN CORP	COM	847608106	$1,259	426,614	SH		SOLE	NONE	426,614		
SYNCOR INTL CORP-DEL	COM	87157J108	$3,105	98,700	SH		SOLE	NONE	96,700		
TRAVERLERS PROP CASUALTY	CL B	89420G406	$2,985	220,650	SH		SOLE	NONE	220,650		
TRW INC	COM	872649108	$47,133	805,000	SH		SOLE	NONE	805,000		
TRW INC	CALL	872649908	$205	500		CALL	SOLE	NONE	500		
UNILAB CORPORATION	COM NEW	904763208	$16,776	800,000	SH		SOLE	NONE	800,000		
USA INTERACTIVE	COM	902984103	$523	27,000	SH		SOLE	NONE	27,000		
USA INTERACTIVE	COM	902984103	$981	50,616	SH		SOLE	NONE	50,616		
USA INTERACTIVE	COM	902984103	$2,763	142,548	SH		SOLE	NONE	142,548		
USA INTERACTIVE	COM	902984103	$6,783	350,000	SH		SOLE	NONE	350,000		
VESTCOM INTERNATIONAL INC	COM	924904105	$2,388	400,000	SH		SOLE	NONE	400,000		
VIB CORP	COM	91823H108	$936	62,500	SH		SOLE	NONE	62,500		